Organization - Schedule of Principal Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Namibox Limited (“Namibox HK”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	August, 2015
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	100% owned by Jinxin Technology Holding Company
Principal activities	Investment holding
Shanghai Mihe Information Technology Co., Ltd. (“Shanghai Mihe”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	November, 2015
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100% owned by Namibox HK
Principal activities	Investment holding
Shanghai Jinxin Network Technology Co., Ltd. (“Shanghai Jinxin”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	April, 2014
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	Contractual arrangements
Principal activities	Provision of digital textbook subscription services
Zhongjiao Enshi Education Technology (Shanghai) Co., Ltd. (“Zhongjiao Enshi”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	June, 2019
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	52% owned by Shanghai Jinxin
Principal activities	Provision of digital textbook subscription services
Shanghai Pindu Education Technology Co., Ltd. (“Shanghai Pindu”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	October, 2020
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100% owned by Shanghai Jinxin
Principal activities	Provision of digital textbook subscription services
Shanghai Mouding Education Technology Co., Ltd. (“Shanghai Mouding”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	May, 2021
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100% owned by Shanghai Jinxin
Principal activities	Provision of digital textbook subscription services
Shanghai Jingche Network Technology Co., Ltd. (“Shanghai Jingche”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	October, 2022
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100% owned by Shanghai Jinxin
Principal activities	Provision of digital textbook subscription services
Hainan Aixin Education Technology Limited (“Hainan Aixin”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	January, 2025
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	51% owned by Shanghai Jinxin
Principal activities	Provision of digital textbook subscription services
Shanghai Shuzhi Rongchuang Network Technology Co., Ltd. [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	May, 2026
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	99% owned by Shanghai Jinxin
Principal activities	IT Technical Services
Shanghai Xinzhi Future Network Technology Co., Ltd. [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	May, 2026
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	99% owned by Shanghai Jinxin
Principal activities	IT Technical Services